Acquisitions, ARTMS Inc. (Details) - AUD ($) $ / shares in Units, $ in Thousands	Apr. 11, 2024	May 03, 2024
Acquisition [Abstract]
Ordinary shares issued per share (in dollars per share)		$ 18.05
ARTMS Inc [Member]
Acquisition [Abstract]
Number of fully paid ordinary issued (in shares)	5,674,365
Ordinary shares issued per share (in dollars per share)	$ 12.62
Termination period of earn-outs	10 years
Consideration [Abstract]
Cash paid	$ 24,491
Equity issued	71,610
Contingent consideration	22,492
Recognized amounts of identifiable assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents	4,321
Trade and other receivables	252
Other current assets	67
Inventories	2,869
Other non-current assets	149
Property, plant and equipment	1,422
Right-of-use assets	1,154
Trade and other payables	(3,227)
Lease liabilities	(1,154)
Total identifiable assets and liabilities	5,853
Fair value adjustments [Abstract]
Intellectual property	39,965
Deferred tax liabilities	(10,256)
Property, plant and equipment	504
Inventories	555
Total fair value adjustments	30,768
Goodwill	81,972
Total consideration	118,593
Acquisition costs	1,080
Revenue	372
Net loss	(3,746)
Preliminary assessment of higher group revenue	344
Preliminary assessment of lower group profit before tax	$ (1,838)